Inventories (Details Narrative) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Inventories
Inventories recognized as an expense	$ 20.1	$ 20.3	$ 64.8	$ 62.9
Ore on leach pads and ore stockpiles write-down to net realizable value	$ 1.5	$ 0.1	$ 3.4	$ 0.9